(Check One): ☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form N-SAR ☐ Form N-CSR	UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	OMB APPROVAL
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SEC FILE NUMBER 001-32999

CUSIP NUMBER 35952W103

For Period Ended: March 31, 2007
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Fuel Systems Solutions, Inc.
Full Name of Registrant

Former Name if Applicable

3030 South Susan Street
Address of Principal Executive Office (Street and Number)

Santa Ana, California 92704
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report portion thereof, could not be filed within the prescribed time period.

Fuel Systems Solutions, Inc. will not file its quarterly report on Form 10-Q for the quarter ended March 31, 2007 by the fifth calendar day following its prescribed due date.

A special committee of the board of directors of Fuel Systems Solutions, Inc. is investigating the company’s historical stock option grants from 1996 to 2006. While the special committee has not completed its review, a preliminary determination has been made that measurement dates for accounting purposes may differ from recorded dates used for certain grants made during the 1996 to 2004 period. There were no option grants made during fiscal years 2005 or 2006. The company has not determined the final aggregate amount of additional stock-based compensation expenses or the amount of such related expenses that may need to be recorded in any specific prior or future period. A conclusion of whether a restatement is required of the company’s previously issued financial statements will not be made until the internal review is completed. There can be no assurance that no other matters will arise during the review process that will require additional adjustments to the company’s financial statements. As such, the company will delay filing its quarterly report on Form 10-Q for the quarter ended March 31, 2007 until the special committee has completed its investigation.

Notice Regarding Forward-Looking Statements

This Form 12b-25 contains certain forward-looking statements that involve risks and uncertainties, including, without limitation, expressed or implied statements concerning the company’s expectations regarding an internal review of its historical stock option grants. Such statements are only predictions, and the company’s actual results may differ materially. Factors that may cause the company’s results to differ include, but are not limited to: risks that the review will not be completed in a timely manner; risks that the review and the announcement thereof will cause disruption of the company’s operations and distraction of its management; risks that the review will identify other issues not currently being considered that could delay or alter the results of the review; and risks of adverse regulatory action or litigation.

(Attach Extra Sheets if Needed)

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Thomas M. Costales	(714)	656-1300
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

The company has not filed its annual report on Form 10-K for fiscal 2006.    ☐  Yes    ☒  No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐ Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Due to uncertainty as to whether Fuel Systems Solutions will be required, upon completion of the review of its historical stock option grants, to restate certain of its previously issued financial statements, the company at this time cannot provide a reasonable estimate and comparison of the results of its operations for the fiscal quarter ended March 31, 2007 compared to the results for the same period of 2006.

Fuel Systems Solutions, Inc.
(Name of Registrant as Specified in Charter)

Fuel Systems Solutions, Inc. has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	May 18, 2007	By:	/s/ Thomas M. Costales
Chief Financial Officer and Secretary

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).

GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2.      One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule 0-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4.      Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5.	Electronic Filers. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (§232.201 or §232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (§232.13(b) of this Chapter).

http://www.sec.gov/divisions/corpfin/forms/12b-25.htm

Last update: 02/11/2002